Statement of Cash Flows - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (295,743)	$ 4,235,791
Adjustments to reconcile net income to net cash used in operating activities:
Interest income (from Trust Account)	(1,008)	(9,949)
Change in fair value of redeemable warrant liability		(7,848,750)
Changes in operating assets and liabilities:
Prepaid and other current assets	(1,447,037)	120,275
Accounts payable	4,835	(4,835)
Due to related party	6,144	9,847
Franchise tax payable	26,218	73,782
Accrued expenses	96,850	2,089,320
Net cash used in operating activities	(1,609,741)	(1,334,519)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds deposited in Trust Account	(402,500,000)
Net cash used in investing activities	(402,500,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering	402,500,000
Proceeds from issuance of Private Placement Warrants	11,050,000
Proceeds from Sponsor promissory note	240,416	1,100,000
Repayment of note payable – Sponsor	(215,316)
Payment of offering related costs	(8,839,443)
Net cash provided by financing activities	404,735,657	1,100,000
Decrease in cash	625,916	(234,519)
Cash at beginning of period	0	625,916
Cash at end of period	$ 625,916	391,397
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Extinguishment of note payable for issuance of Class B common stock	25,100
Deferred underwriting commissions in connection with the initial public offering	$ 14,087,500
Change in Class A common stock subject to possible redemption	$ 385,352,413	$ 9,949